Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share
13 Earnings per share
in	2017	2016	2015
Basic net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for basic earnings per share	(983)	(2,710)	(2,944)
Available for common shares	(983)	(2,713)	(2,958)
Available for unvested share-based payment awards	0	3	14
Diluted net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for diluted earnings per share	(983)	(2,710)	(2,944)
Available for common shares	(983)	(2,713)	(2,958)
Available for unvested share-based payment awards	0	3	14
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	2,413.8	2,136.8	1,794.7
Dilutive share options and warrants	0.0	0.0	0.0
Dilutive share awards	0.0	0.0	0.0
Weighted-average shares outstanding for diluted earnings per share available for common shares [1,2]	2,413.8	2,136.8	1,794.7
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	0.1	3.0	25.7
Basic earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share available for common shares	(0.41)	(1.27)	(1.65)
Diluted earnings/(loss) per share available for common shares	(0.41)	(1.27)	(1.65)
Prior periods have been adjusted to reflect the increase in the number of shares outstanding as a result of the discount element in the 2017 rights issue and scrip dividend, as required under US GAAP.
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 9.8 million, 11.3 million and 7.6 million for 2017, 2016 and 2015, respectively.

2
Due to the net losses in 2017, 2016 and 2015, 2.9 million, 3.2 million and 0.9 million, respectively, of weighted-average share options and warrants outstanding and 57.7 million, 54.6 million and 47.8 million, respectively, of weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.